Exhibit 99.1

CNH Equipment Trust 2015-B
$223,000,000 Class A-1 0.38000% Asset Backed Notes due June 3, 2016
$250,250,000 Class A-2a 0.84000% Asset Backed Notes due August 15, 2018
$99,750,000 Class A-2b One-Month LIBOR + 0.29% Asset Backed Notes due August 15, 2018
$286,000,000 Class A-3 1.37% Asset Backed Notes due July 15, 2020
$118,150,000 Class A-4 1.890% Asset Backed Notes due April 15, 2022
$22,495,000 Class B 2.230% Asset Backed Notes due October 17, 2022

Please contact Kathy Aber at 262-636-7706 with any questions regarding this report or email abs@cnhind.com
For additional information consult http://cnhcapital.com/investor info
Cutoff Date		12/31/2017
Date Added		3/31/2015
Pool	Period	Pool 1	Pool 2	Pool 3	Pool 4
Scheduled Cashflows	0	2,738,472.89	0.00	0.00	0.00
	1	26,297,286.13	0.00	0.00	0.00
	2	18,853,026.18	0.00	0.00	0.00
	3	12,354,891.19	0.00	0.00	0.00
	4	2,893,415.45	0.00	0.00	0.00
	5	2,804,249.19	0.00	0.00	0.00
	6	3,455,027.25	0.00	0.00	0.00
	7	3,348,079.50	0.00	0.00	0.00
	8	2,811,738.54	0.00	0.00	0.00
	9	6,428,599.53	0.00	0.00	0.00
	10	5,901,367.65	0.00	0.00	0.00
	11	7,207,393.12	0.00	0.00	0.00
	12	11,051,542.49	0.00	0.00	0.00
	13	35,766,006.32	0.00	0.00	0.00
	14	17,666,380.33	0.00	0.00	0.00
	15	11,407,965.66	0.00	0.00	0.00
	16	2,541,448.58	0.00	0.00	0.00
	17	2,457,016.08	0.00	0.00	0.00
	18	3,276,689.28	0.00	0.00	0.00
	19	2,823,417.62	0.00	0.00	0.00
	20	2,527,757.23	0.00	0.00	0.00
	21	6,125,964.90	0.00	0.00	0.00
	22	5,849,271.44	0.00	0.00	0.00
	23	6,515,983.74	0.00	0.00	0.00
	24	10,004,486.88	0.00	0.00	0.00
	25	31,905,031.82	0.00	0.00	0.00
	26	15,327,440.63	0.00	0.00	0.00
	27	9,047,228.05	0.00	0.00	0.00
	28	714,978.23	0.00	0.00	0.00
	29	518,559.00	0.00	0.00	0.00
	30	732,795.58	0.00	0.00	0.00
	31	614,407.05	0.00	0.00	0.00
	32	656,573.31	0.00	0.00	0.00
	33	1,374,122.93	0.00	0.00	0.00
	34	1,557,692.30	0.00	0.00	0.00
	35	1,774,066.74	0.00	0.00	0.00
	36	2,068,942.59	0.00	0.00	0.00
	37	6,518,360.07	0.00	0.00	0.00
	38	3,394,126.99	0.00	0.00	0.00
	39	1,614,218.84	0.00	0.00	0.00
	40	181,887.28	0.00	0.00	0.00
	41	100,348.88	0.00	0.00	0.00
	42	199,444.02	0.00	0.00	0.00
	43	70,180.23	0.00	0.00	0.00
	44	281,399.20	0.00	0.00	0.00
	45	500,567.67	0.00	0.00	0.00
	46	519,534.38	0.00	0.00	0.00
	47	513,578.10	0.00	0.00	0.00
	48	718,816.25	0.00	0.00	0.00
	49	2,579,540.97	0.00	0.00	0.00
	50	1,773,032.29	0.00	0.00	0.00
	51	493,720.69	0.00	0.00	0.00
	52	3,425.61	0.00	0.00	0.00
	53	0.00	0.00	0.00	0.00
	54	68,450.81	0.00	0.00	0.00
	55	0.00	0.00	0.00	0.00
	56	0.00	0.00	0.00	0.00
	57	13,506.37	0.00	0.00	0.00
	58	29,301.29	0.00	0.00	0.00
	59	0.00	0.00	0.00	0.00
	60	0.00	0.00	0.00	0.00
	61	0.00	0.00	0.00	0.00
	62	0.00	0.00	0.00	0.00
	63	0.00	0.00	0.00	0.00
	64	0.00	0.00	0.00	0.00
	65	0.00	0.00	0.00	0.00
	66	0.00	0.00	0.00	0.00
	67	0.00	0.00	0.00	0.00
	68	0.00	0.00	0.00	0.00
	69	0.00	0.00	0.00	0.00
	70	0.00	0.00	0.00	0.00
	71	0.00	0.00	0.00	0.00
	72	0.00	0.00	0.00	0.00
	73	0.00	0.00	0.00	0.00
	74	0.00	0.00	0.00	0.00
	75	0.00	0.00	0.00	0.00
	76	0.00	0.00	0.00	0.00
	77	0.00	0.00	0.00	0.00
	78	0.00	0.00	0.00	0.00
	79	0.00	0.00	0.00	0.00
	80	0.00	0.00	0.00	0.00
	81	0.00	0.00	0.00	0.00
	82	0.00	0.00	0.00	0.00
	83	0.00	0.00	0.00	0.00
	84	0.00	0.00	0.00	0.00
	85	0.00	0.00	0.00	0.00
	86	0.00	0.00	0.00	0.00

Total Amount of Scheduled Cashflow	Total	298,972,755.34	0.00	0.00	0.00
Discount Rate		4.500%	4.500%	4.500%	4.500%
Beginning Contract Value		309,978,226.59	0.00	0.00	0.00
Scheduled Contract Value Decline		12,020,207.62	0.00	0.00	0.00
Unscheduled Contract Value Decline		16,490,127.90	0.00	0.00	0.00
Additional Contract Value Added		0.00	0.00	0.00	0.00
Ending Contract Value		281,467,891.07	0.00	0.00	0.00
aggregate Statistical Contract Value (Outstanding Balance)		286,022,635.77

CNH Equipment Trust 2015-B
$223,000,000 Class A-1 0.38000% Asset Backed Notes due June 3, 2016
$250,250,000 Class A-2a 0.84000% Asset Backed Notes due August 15, 2018
$99,750,000 Class A-2b One-Month LIBOR + 0.29% Asset Backed Notes due August 15, 2018
$286,000,000 Class A-3 1.37% Asset Backed Notes due July 15, 2020
$118,150,000 Class A-4 1.890% Asset Backed Notes due April 15, 2022
$22,495,000 Class B 2.230% Asset Backed Notes due October 17, 2022

Dated Date (30/360)	12/15/2017
Dated Date (act/360)	12/15/2017
Scheduled Payment Date	1/15/2018
Actual Payment Date	1/16/2018
Days in accrual period (30/360)	30
Days in accrual period (act/360)	32
A-2b Note Rate for the Interest Period	0.29000%
Note Distribution Account Deposit	$28,911,072.33
Certificate Distribution Account deposit	$518,481.33
First Principal Payment Amount	$28,510,335.52
Turbo Principal Payment Amount (this period)	$0.00
Note Monthly Principal Distributable Amount (1)	$28,510,335.52
Spread Account Initial Deposit	$22,492,034.14
Amount required to be deposited into the Collection Account during the calendar month	$29,659,260.38

Collateral Summary
Wtd. Average Discount Rate	4.500%
Beginning Contract Value	309,978,226.59
Scheduled Contract Value Decline	12,020,207.62
Unscheduled Contract Value Decline	16,490,127.90
Additional Contract Value Purchased	0.00
Ending Contract Value	281,467,891.07

Total Beginning Balance (Pool Balance + Pre-funding Account Balance)	309,978,226.59
Pool Balance as of end of last day of preceding Collection Period	309,978,226.59
Total Ending Balance (Pool Balance + Pre-funding Account Balance)	281,467,891.07

Purchase amount of Receivables purchased due to Modification Events in the related Collection Period	$0.00
Purchase amount of all other purchases and repurchases in the related Collection Period	$0.00

Collections and Reinvestment Income
Receipts During the period (net of servicer’s liquidation expenses)	$29,625,680.92

Warranty Repurchases
Contracts deferred beyond Final Scheduled Maturity Date	$33,579.46
Government obligors	$0.00
Total Warranty Repurchases	$33,579.46

Total Collections For The Period	$29,659,260.38

Reinvestment Income	$28,775.14

Total Collections + Reinvestment Income For The Period	$29,688,035.52

(1)  “Following is a simplified summary of how the Note Monthly Principal Distributable Amount is calculated: The Note Monthly Principal Distributable Amount shown above with respect to any Payment Date will equal the amount necessary to be paid on the Notes to reduce the Outstanding Amount of the Notes — after giving effect to the application of the First Principal Payment Amount (set forth in the line above the “Note Monthly Principal Distributable Amount”) to reduce such Outstanding Amount — to an amount equal to the Pool Balance as of the beginning of the current Collection Period, less the Cumulative Turbo Principal Payment Amount (overcollateralization) as of the previous Payment Date; provided that (a) the Note Monthly Principal Distributable Amount shall not exceed the aggregate Outstanding Amount of the Notes (after giving effect to the application of the First Principal Payment Amount to reduce such Outstanding Amount) and (b) on the final maturity date for each Class of Notes, the Note Monthly Principal Distributable Amount will at least equal the amount necessary to repay the Outstanding Amount of that Class of Notes and of any other Class of Notes payable prior to that Class of Notes (after giving effect to the application of the First Principal Payment Amount to reduce such Outstanding Amount). For purposes of the preceding sentence, the A-1 Notes, A-2 Notes, A-3 Notes and the A-4 Notes shall each be deemed to be a separate Class of Notes.  Please see the transaction documents previously filed with respect to this issuing entity under Form 8-K for details regarding all of the preceding calculations and for the definitions of defined terms.”

CNH Equipment Trust 2015-B
$223,000,000 Class A-1 0.38000% Asset Backed Notes due June 3, 2016
$250,250,000 Class A-2a 0.84000% Asset Backed Notes due August 15, 2018
$99,750,000 Class A-2b One-Month LIBOR + 0.29% Asset Backed Notes due August 15, 2018
$286,000,000 Class A-3 1.37% Asset Backed Notes due July 15, 2020
$118,150,000 Class A-4 1.890% Asset Backed Notes due April 15, 2022
$22,495,000 Class B 2.230% Asset Backed Notes due October 17, 2022

	Actual Payment Date	General	Party Receiving		1/16/2018
		Purpose of	Fee or Expense
	Calculation of Distributable Amounts	Fee or Expense	Amount
	Backup Servicer Engaged?				NO

	CNH				CNH
	Current Servicing Fee Due				$258,315.19
	Past Due Servicing Fee				$0.00
	Total Servicing Fee Due	Provide for servicer as required	NH Credit		$258,315.19
			Company LLC
	Current Administration Fee Due	$500.00			$166.67
	Past Due Administration Fee				$0.00
	Total Administration Fee Due	Provide for trust administrator	CNH Capital		$166.67
			America LLC
	Reimburseable Expenses of the Servicer Due				$0.00
	Past Due Reimburseable Expenses of the Servicer				$0.00
	Total Reimburseable Expenses of the Servicer Due	To cover expenses of servicer	NH Credit		$0.00
			Company LLC
Total Principal Balance of Notes (Beginning of Period)					$292,044,141.24
A-1 notes Beginning Principal balance					$0.00
A-2a notes Beginning Principal balance					$0.00
A-2b notes Beginning Principal balance					$0.00
A-3a notes Beginning Principal balance					$151,399,141.24
A-4a notes Beginning Principal balance					$118,150,000.00
B notes Beginning Principal balance					$22,495,000.00
		Coupon/	Swap Adj.
	Type	Spread	Coupon	Daycount
A-1 notes Current Interest Due	Fix	0.38000%	0.38000%	act/360	$0.00
A-2a notes Current Interest Due	Fix	0.84000%	0.84000%	30/360	$0.00
A-2b notes Current Interest Due	Flt	0.29000%	0.29000%	act/360	$0.00
A-3a notes Current Interest Due	Fix	1.37000%	1.37000%	30/360	$172,847.35
A-4a notes Current Interest Due	Fix	1.89000%	1.89000%	30/360	$186,086.25
B notes Current Interest Due	Fix	2.23000%	2.23000%	30/360	$41,803.21

A-1 notes Past Due Interest					$0.00
A-2a notes Past Due Interest					$0.00
A-2b notes Past Due Interest					$0.00
A-3a notes Past Due Interest					$0.00
A-4a notes Past Due Interest					$0.00
B notes Past Due Interest					$0.00

A-1 notes Interest Due on Past Due Interest					$0.00
A-2a notes Interest Due on Past Due Interest					$0.00
A-2b notes Interest Due on Past Due Interest					$0.00
A-3a notes Interest Due on Past Due Interest					$0.00
A-4a notes Interest Due on Past Due Interest					$0.00
B notes Interest Due on Past Due Interest					$0.00

A-1 notes Total Interest Due					$0.00
A-2a notes Total Interest Due					$0.00
A-2b notes Total Interest Due					$0.00
A-3a notes Total Interest Due					$172,847.35
A-4a notes Total Interest Due					$186,086.25
B notes Total Interest Due					$41,803.21

A-1 notes Principal Due					$0.00
A-2a notes Principal Due					$0.00
A-2b notes Principal Due					$0.00
A-3a notes Principal Due					$28,510,335.52
A-4a notes Principal Due					$0.00
Class B notes Principal Due					$0.00

Total notes Interest Due					$400,736.81
Total notes Principal Due					$28,510,335.52
Total notes Distributable Amount					$28,911,072.33

CNH Equipment Trust 2015-B
$223,000,000 Class A-1 0.38000% Asset Backed Notes due June 3, 2016
$250,250,000 Class A-2a 0.84000% Asset Backed Notes due August 15, 2018
$99,750,000 Class A-2b One-Month LIBOR + 0.29% Asset Backed Notes due August 15, 2018
$286,000,000 Class A-3 1.37% Asset Backed Notes due July 15, 2020
$118,150,000 Class A-4 1.890% Asset Backed Notes due April 15, 2022
$22,495,000 Class B 2.230% Asset Backed Notes due October 17, 2022

Actual Payment Date	1/16/2018

Cash Available for Distribution
Total Collections + Reinvestment Income For The Period	$29,688,035.52

Beginning Spread Account Balance	$22,492,034.14
Deposits from Spread Account to Distribution Account	$0.00

Total Cash Available	$29,688,035.52

Cash Allocation (Cashflow Waterfall)		Available
		Cash
		29,688,035.52
Servicing Fee Paid	$258,315.19
Servicing Fee Shortfall	$0.00
		$29,429,720.33
Administration Fee Paid	$166.67
Administration Fee Shortfall	$0.00
		$29,429,553.66

Remaining Cash Available to Pay Note Interest & Swap Termination Payment		$29,429,553.66

Cash Available to Pay Note Interest	$29,429,553.66
Cash Available to Pay Termination Payment	$29,429,553.66

Class A-1 notes Interest Paid	$0.00
Class A-2a notes Interest Paid	$0.00
Class A-2b notes Interest Paid	$0.00
Class A-3a notes Interest Paid	$172,847.35
Class A-4a notes Interest Paid	$186,086.25
		$29,070,620.06
Class A-1 notes Interest Shortfall	$0.00
Class A-2a notes Interest Shortfall	$0.00
Class A-2b notes Interest Shortfall	$0.00
Class A-3a notes Interest Shortfall	$0.00
Class A-4a notes Interest Shortfall	$0.00

First Principal Payment Amount	$28,510,335.52
		$29,070,620.06
Class B notes Interest Paid	$41,803.21
Class B notes Interest Shortfall	$0.00
		$29,028,816.85
Class A-1 notes Principal Paid - excluding Turbo principal payment	$0.00
Class A-2a notes Principal Paid	$0.00
Class A-2b notes Principal Paid	$0.00
Class A-3a notes Principal Paid	$28,510,335.52
Class A-4a notes Principal Paid	$0.00
Class B notes Principal Paid	$0.00

		518,481.33
Deposits to Spread Account	$0.00

Turbo Principal Payment Amount (this period)	$0.00

Reimbursable expenses of the Servicer Paid	$0.00
Reimbursable expenses of the Servicer Shortfall	$0.00
		$518,481.33
Total Principal Balance of Notes (End of Period)	$263,533,805.72
A-1 notes Ending Principal balance	$0.00
A-2a notes Ending Principal balance	$0.00
A-2b notes Ending Principal balance	$0.00
A-3a notes Ending Principal balance	$122,888,805.72
A-4a notes Ending Principal balance	$118,150,000.00
B notes Ending Principal balance	$22,495,000.00

Cumulative Turbo Principal Payment Amount (overcollateralization)	$17,934,085.35

Release to Seller as Excess	$518,481.33	$518,481.33

CNH Equipment Trust 2015-B
$223,000,000 Class A-1 0.38000% Asset Backed Notes due June 3, 2016
$250,250,000 Class A-2a 0.84000% Asset Backed Notes due August 15, 2018
$99,750,000 Class A-2b One-Month LIBOR + 0.29% Asset Backed Notes due August 15, 2018
$286,000,000 Class A-3 1.37% Asset Backed Notes due July 15, 2020
$118,150,000 Class A-4 1.890% Asset Backed Notes due April 15, 2022
$22,495,000 Class B 2.230% Asset Backed Notes due October 17, 2022

Actual Payment Date	1/16/2018

Summary and Factors	Amount	Factor	Per/$1000
Total Principal Balance of Notes (Beginning of Period)	$292,044,141.24	0.2921479	$292.15
A-1 notes Beginning Principal balance	$0.00	0.0000000	$0.00
A-2a notes Beginning Principal balance	$0.00	0.0000000	$0.00
A-2b notes Beginning Principal balance	$0.00	0.0000000	$0.00
A-3a notes Beginning Principal balance	$151,399,141.24	0.5293676	$529.37
A-4a notes Beginning Principal balance	$118,150,000.00	1.0000000	$1,000.00
B notes Beginning Principal balance	$22,495,000.00	1.0000000	$1,000.00

Total Principal Balance of Notes (End of Period)	WAL	Pro-Rata	$263,533,805.72	0.2636274	$263.63
A-1 notes Ending Principal balance	0.37	$223,000,000.00	$0.00	0.0000000	$0.00
A-2a notes Ending Principal balance	1.14	$250,250,000.00	71.50%	$0.00	0.0000000	$0.00
A-2b notes Ending Principal balance	1.14	$99,750,000.00	28.50%	$0.00	0.0000000	$0.00
A-3a notes Ending Principal balance	2.51	$286,000,000.00	$122,888,805.72	0.4296811	$429.68
A-4a notes Ending Principal balance	3.79	$118,150,000.00	$118,150,000.00	1.0000000	$1,000.00
B notes Ending Principal balance	3.84	$22,495,000.00	$22,495,000.00	1.0000000	$1,000.00

Class A-1 notes Interest Paid	$0.00	0.0000000	$0.00
Class A-2a notes Interest Paid	$0.00	0.0000000	$0.00
Class A-2b notes Interest Paid	$0.00	0.0000000	$0.00
Class A-3a notes Interest Paid	$172,847.35	0.0006044	$0.60
Class A-4a notes Interest Paid	$186,086.25	0.0015750	$1.58
Class B notes Interest Paid	$41,803.21	0.0018583	$1.86

Class A-1 notes Interest Shortfall	$0.00	0.0000000	$0.00
Class A-2a notes Interest Shortfall	$0.00	0.0000000	$0.00
Class A-2b notes Interest Shortfall	$0.00	0.0000000	$0.00
Class A-3a notes Interest Shortfall	$0.00	0.0000000	$0.00
Class A-4a notes Interest Shortfall	$0.00	0.0000000	$0.00
Class B notes Interest Shortfall	$0.00	0.0000000	$0.00

Class A-1 notes Principal Paid - including Turbo principal payment	$0.00	0.0000000	$0.00
Class A-2a notes Principal Paid	$0.00	0.0000000	$0.00
Class A-2b notes Principal Paid	$0.00	0.0000000	$0.00
Class A-3a notes Principal Paid	$28,510,335.52	0.0996865	$99.69
Class A-4a notes Principal Paid	$0.00	0.0000000	$0.00
Class B notes Principal Paid	$0.00	0.0000000	$0.00

Spread Account
Required Spread Account Deposit (Add Loans)	2.25%	$0.00
Spread Account Test - 3 Month Average Delinquency Ratio	0.2877%
Spread Account Test - Cumulative Net Loss Ratio	0.7161%
Spread Account Test Met	Original	November 15, 2016	May 15, 2017	November 15, 2017	NO
Required Spread Account Target	2.25%	2.00%	1.75%	1.50%	$22,492,034.14
Required Spread Account	May 15, 2018	$22,492,034.14
Beginning Spread Account Balance	1.15%	$22,492,034.14
Additional Deposit to Spread Account from Pre-funding	$0.00
Spread Account Withdrawals to Distribution Account	$0.00
Spread Account Deposits from Excess Cash	$0.00
Spread Account Released to Seller	$0.00
Ending Spread Account Balance	$22,492,034.14

Original
Purchases	Units	Cut-Off Date	Closing Date	Pool Balance

Initial Purchase	16,353	3/31/15	5/13/15	999,645,961.84
Subsequent Purchase #1	0	0.00
Subsequent Purchase #2	0	0.00
Total	16,353	999,645,961.84

Total Release to Seller	$776,963.19

“The Administrator hereby directs the Indenture Trustee to pay on the Payment Date set forth above from the Certificate Distribution Account to the Certificateholders, on a pro rata basis, zero payment .”

Spread Account Triggers
Average Delinquency Ratio Test*
Payment Date
Nov-16	1.75%
May-17	2.50%
Nov-17	3.00%
May-18	3.50%
Second Prior Month Delinquency Ratio		0.2869%
Prior Month Delinquency Ratio		0.2829%
Current Month Delinquency Ratio		0.2935%
3 Month Average Delinquency Ratio		0.2877%

Test			Variance	Trigger
Current Distribution Date		1/15/2018
(1) Is current distribution month November, 2016 or May , 2017, or November, 2017 or May, 2018 ?		3
(2) Is the 3 Month Average Delinquency Ratio < Specified Percentage for specified month?		YES	2.7123%	3.00%
If both (1) and (2) are “YES” then see Cumulative Net Loss Ratio		YES

Cumulative Net Loss Ratio Test**
Payment Date
Nov-16	0.40%
May-17	0.55%
Nov-17	0.65%
May-18	0.75%
Cumulative Net Loss Ratio		0.7161%

Test			Variance	Trigger
(1) Is current distribution month November, 2016 or May , 2017, or November, 2017 or May, 2018 ?		3.00
(2) Is the Cumulative Net Loss Ratio < Specified Percentage for specified month?		NO	-0.0661%	0.65%
If both (1) and (2) are “YES” then see next test below		NO

If the 3 Month Average Delinquency and Cumulative Net Loss Ratio tests are met, then spread account reduces to 2.00% at November 2016 and/or 1.75% at May 2017 and/or 1.50% at November 2017 and/or 1.15% at May 2018

		NO

DEFINITIONS:

Average Delinquency Ratio Test*

On any payment date will be the average of the Delinquency Ratios for the preceding three calendar months. The Delinquency Ratio for any calendar month means the ratio, expressed as a percentage, of (a) the sum, for all of the receivables, of all scheduled payments that are 60 days or more past due (other than Purchased Receivables and liquidated receivables) as of the end of such month, determined in accordance with the servicer’s then-current practices, to (b) the Pool Balance as of the last day of such month.

Cumulative Net Loss Ratio Test**

The Cumulative Net Loss Ratio on any payment date will be the ratio, expressed as a percentage, of (a) the aggregate Realized Losses on the receivables since their cutoff date through the last day of the related calendar month, to (b) the sum of (i) the Pool Balance as of the initial cutoff date and (ii) the sum of the Contract Values of all receivables purchased with amounts on deposit in the pre-funding account, each as of the related cutoff date for the related receivable.

POOL STATISTICS

Collateral Composition

Number of Receivables at Beginning of Period	7,804
Number of Receivables at End of Period	7,471

Weighted Average Coupon on Receivables	3.42
Weighted Average Original Term on Receivables	63.75
Weighted Average Remaining Term on Receivables	27.87

Pool Factor	0.26363
A-1 Note Pool Factor	0.00000
A-2a Note Pool Factor	0.00000
A-2b Note Pool Factor	0.00000
A-3a Note Pool Factor	0.42968
A-4a Note Pool Factor	1.00000
Class B Note Pool Factor	1.00000
Unscheduled Contract Value Decline - Monthly	16,490,127.90
Unscheduled Contract Value Decline - Life-to-Date	311,867,393.76
Call Factor - based on Ending Contract Value	28.16%

Collateral Performance
Contractural Delinquency (1):	Count	%	Amount	%
31-60 Days delinquent	46	0.62%	1,310,321.67	0.46%
61-90 Days delinquent	6	0.08%	1,177,013.86	0.41%
91-120 Days delinquent	7	0.09%	180,500.43	0.06%
121-150 Days delinquent	8	0.11%	402,240.73	0.14%
151-180 Days delinquent	1	0.01%	32,383.68	0.01%
181 + Days delinquent	27	0.36%	1,383,401.24	0.48%
TOTAL	95	1.27%	4,485,861.61	1.57%

Amounts Past Due (2)
Scheduled Amounts 30 - 59 days past due	$171,538.50	0.06%
Scheduled Amounts 60 days or more past due (3)	$826,023.05	0.29%

Net and Realized Losses	Amount	Count (4)%

Net Losses (5)	$192,561.99	12		0.07%
Write Down Amount on 180 Day Receivables	($70,153.13)
Monthly Realized Losses (Total)	$122,408.86
Net Losses as a % of the Average Pool Balance	0.065%
Average Net Losses on all Receivables that have experienced a Net Loss this period	$16,046.83

Life-to-Date Net Losses	$6,780,118.36	273
Cumulative Write Down Amount on 180 Day Receivables	$378,024.19
Cumulative Realized Losses (Total)	$7,158,142.55
Life-to-Date Net Losses as a % of the Initial Pool Balance	0.678%
Average Net Loss on all Receivables that have experienced a Net Loss	$24,835.60

Repossession Inventory and 180-Day Receivables

Repossessed Equipment not Sold or Reassigned (Beginning) (6)	$962,611.94
Repossessed Equipment not Sold or Reassigned (End)	$657,879.88

Balance of 180 Day Receivables (Beg of month) (7)	$1,447,044.00
Balance of 180 Day Receivables (End of month)	$1,246,606.48

(1) Delinquent amount represents, for all Receivables (including 180 Day and Repossessed Receivables, but excluding Liquidated or Purchased Receivables) with respect to which any amounts are delinquent, the outstanding principal balance plus any missed interest, with Repossessed Receivables stated at their estimated realizable value.

(2) Scheduled amount past due represents the amount of missed principal and interest payments plus any fees.
(3) This number is utilized to calculate Delinquency Ratio with respect to the Specified Spread Account Reduction Trigger.

(4) The sum of the monthly count of Receivables will not equal the life-to-date count of Receivables due to loss activity on the same Receivable occurring in multiple months. Duplicate Receivables have been removed from the life-to-date count.

(5) Net Losses are the sum of (a) the estimated realizable loss at the time of repossession, (b) full charge-off if written off without a repossession and (c) adjustment to the estimated realizable loss for proceeds from the liquidation of Repossessed Receivables.  Net Loss percentages and Average Net Losses are based on Net Losses excluding Write Down Amounts on 180-Day Receivables.

(6) Repossessd Receivables are stated at estimated realized value.
(7) Balance of 180- Day Receivables is stated at outstanding principal balance and any fees.

STATEMENTS TO NOTEHOLDERS

1         Has there been a material change in practices with respect to charge offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience ?

	NO

2 Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period ?	NO

3 Have there been any material breaches of representations, warranties or covenants contained in the Receivables ?	NO

4 Has there been an issuance of notes or other securities backed by the Receivables ?	NO

5 Has there been a material change in the underwriting, origination or acquisition of Receivables ?	NO

Interest and principal Payments Pursuant to Section 5.6 (d) and (e) (II) of the sale and Servicing Agreement
Distribution Amount	Class A-1 Notes
1. Interest Due on each Payment Date (assuming no Principal Reduction)

6/15/2015
7/15/2015
8/17/2015
9/15/2015
10/15/2015
11/16/2015
12/15/2015
1/15/2016
2/15/2016
3/15/2016
4/15/2016
5/16/2016
6/3/2016

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	0.00
3. Final Scheduled Maturity Date	June 3, 2016

Distribution Amount	Class A-2 Notes	Class A-3 Notes	Class A-4 Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)	0.00	172,847.35	186,086.25

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	0.00	122,888,805.72	118,150,000.00
3. Final Scheduled Maturity Date	August 15, 2018	July 15, 2020	April 15, 2022

Distribution Amount	Class B Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)	41,803.21

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	22,495,000.00
3. Final Scheduled Maturity Date	October 17, 2022